Short-Term Debt (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Mar. 31, 2024 CNY (¥)	Mar. 31, 2024 USD ($)	Mar. 31, 2025 CNY (¥)	Mar. 31, 2025 USD ($)	Sep. 30, 2024 CNY (¥)	Mar. 31, 2024 USD ($)
Short-Term Debt [Line Items]
Borrowed amount			¥ 35,702	$ 4,920	¥ 32,070
Loans bear interest rate	3.85%		3.85%	3.85%		3.85%
Repaid loans	¥ 4,254	$ 589
Short-Term Debt [Member]
Short-Term Debt [Line Items]
Borrowed amount	¥ 12,346		¥ 21,988	$ 3,030		$ 1,710